Short-Term and Long-Term Debt - Narrative (Details)		1 Months Ended
	Jul. 19, 2019 USD ($)	Jul. 31, 2019 USD ($) vessel	Apr. 30, 2019 USD ($) vessel	Jul. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Aug. 31, 2019 USD ($)	Aug. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Debt Instrument [Line Items]
Number of shipping vessels | vessel					3
Long-term debt, outstanding balance						$ 785,917,000
Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Lease terms				P10Y
Gross price				$ 210,000,000
Advance for hire				$ 52,500,000
Net balance under the sale and leaseback agreement						146,400,000					$ 154,000,000.0
Flex Rainbow Sale and Leaseback | LIBOR
Debt Instrument [Line Items]
Interest rate (percent)				3.50%
Hyundai Glovis Sale and Charterback
Debt Instrument [Line Items]
Number of vessel owning subsidiaries | vessel			2
Sale price			$ 210,000,000
Consideration transferred			150,000,000
Credits			$ 60,000,000
Charter period			10 years
Sale back consideration			$ 75,000,000
Net outstanding balance under the sale and charterback lease agreement						291,500,000					0.0
$315 Million Term Loan Facility
Debt Instrument [Line Items]
Prepaid amount			194,300,000
$315 Million Term Loan Facility | Secured Debt
Debt Instrument [Line Items]
Face amount		$ 315,000,000			$ 315,000,000
Prepaid amount	$ 99,800,000	294,100,000
Unamortized debt issuance costs		3,400,000
$100 million Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Face amount		$ 100,000,000				49,300,000		$ 100,000,000
Term		5 years
$100 million Secured Term Loan and Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)		2.25%
$100 million Secured Term Loan and Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Face amount		$ 50,000,000
Credit facility, outstanding balance						98,500,000					0.0
$100 million Secured Term Loan and Revolving Credit Facility | Secured Debt
Debt Instrument [Line Items]
Face amount		50,000,000
Minimum liquidity requirement, amount of net interest bearing debt		$ 25,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)		5.00%
$100 million Secured Term Loan and Revolving Credit Facility | Secured Debt | Minimum
Debt Instrument [Line Items]
Book equity ratio		0.25
Undrawn credit lines, remaining term		6 months
$270 Million Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 270,000,000					$ 270,000,000
$250 million Secured Term Loan Facility | Secured Debt
Debt Instrument [Line Items]
Face amount			$ 250,000,000
Number of vessel owning subsidiaries | vessel		1	2
Debt outstanding									$ 125,000,000	$ 125,000,000
Term			5 years
Minimum liquidity requirement, amount of net interest bearing debt			$ 25,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)			5.00%
Long-term debt, outstanding balance						$ 242,500,000					$ 0.0
$250 million Secured Term Loan Facility | Secured Debt | Minimum
Debt Instrument [Line Items]
Book equity ratio			0.25
Undrawn credit lines, remaining term			6 months
$250 million Secured Term Loan Facility | Secured Debt | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)			2.35%